Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long Term Loans From Bank	$ 274,855	$ 213,423
Total borrowings	1,675,415	1,608,526
Less: current portion, net	(29,827)	(16,944)
Less: deferred finance costs, net	(24,320)	(27,218)
Total long-term borrowings	1,621,268	1,564,364
Navios Holdings borrowings
Debt Instrument [Line Items]
Total borrowings	1,240,647	1,233,136
Navios Logistics borrowings
Debt Instrument [Line Items]
Other long-term loans	321	390
2019 Notes
Debt Instrument [Line Items]
Senior Notes	291,094	350,000
2022 Notes
Debt Instrument [Line Items]
Senior Notes	650,000	650,000
2022 Logistics Senior Notes | Navios Logistics borrowings
Debt Instrument [Line Items]
Senior Notes	375,000	375,000
Navios Logistics Notes Payable | Navios Logistics borrowings
Debt Instrument [Line Items]
Senior Notes	34,447
Navios Logistics BBVA Loan Facility | Navios Logistics borrowings
Debt Instrument [Line Items]
Long Term Loans From Bank	25,000
Total Navios Logistics borrowings | Navios Logistics borrowings
Debt Instrument [Line Items]
Total borrowings	434,768	375,390
Commerzbank A.G. ($240,000)
Debt Instrument [Line Items]
Line of credit	19,857	40,476
Loan Facility Credit Agricole ($40,000)
Debt Instrument [Line Items]
Line of credit	18,880	21,291
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	14,755	16,117
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	15,150	16,550
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit	54,540	58,939
Loan Facility DVB Bank SE ($41,000)
Debt Instrument [Line Items]
Line of credit	37,293
Loan Facility Credit Agricole ($22,500)
Debt Instrument [Line Items]
Line of credit	16,313	18,563
Loan Facility DVB Bank SE ($40,000)
Debt Instrument [Line Items]
Line of credit	28,000	32,000
Loan Facility Alpha Bank ($31,000)
Debt Instrument [Line Items]
Line of credit	27,400	$ 29,200
Loan Facility Alpha Bank ($16,125)
Debt Instrument [Line Items]
Line of credit	16,125
Navios Acquisition Loan
Debt Instrument [Line Items]
Line of credit	$ 51,240